Significant subsequent events	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Significant subsequent events
34. Significant subsequent events
Review of capital relationship with Toyota Industries -
Toyota determined, by way of a written resolution in lieu of a resolution of its board of directors as of June 3, 2025, to execute a master agreement with Toyota Fudosan Co., Ltd. (“Toyota Fudosan”) relating to such matters as: (i) Toyota selling its shares of common stock in Toyota Industries Corporation (“Toyota Industries”), which is an equity-method affiliated company of Toyota, (ii) Toyota subscribing for shares of preferred stock to be issued in a third-party allotment by a stock company to be established by Toyota Fudosan (the “Offeror’s Parent Company”), and (iii) Toyota conducting a tender offer for its own shares (the series of transactions set out in the master agreement, the “Transactions”). Toyota entered into said master agreement as of the same date.

Purpose and outline of the Transactions
A stock company, whose issued shares is expected to all be held by the Offeror’s Parent Company, is expected to conduct a tender offer for the shares of Toyota Industries (the “Tender Offer for Toyota Industries Shares”). As a means of providing financial assistance therefor, during the period from the successful completion of the Tender Offer for Toyota Industries Shares to the time of settlement of the Tender Offer for Toyota Industries Shares, Toyota plans to subscribe for shares of preferred stock (non-voting class shares with no conversion rights to common shares) to be issued by the Offeror’s Parent Company a third-party allotment (the “Preferred Shares Contribution”) (Note). Furthermore, after the completion of a series of procedures aimed at taking the shares of Toyota Industries private, including the Tender Offer for Toyota Industries Shares, Toyota plans to sell all of the 74,100,604 shares in Toyota Industries held by Toyota through a share repurchase to be conducted by Toyota Industries, and the estimated value of these shares as of March 31, 2025 derived from the equity method is ¥670,584 million. Therefore, as a result of the sale of the shares of Toyota Industries by Toyota, Toyota Industries is expected to become a consolidated subsidiary of Toyota Fudosan, which is an equity-method affiliated company of Toyota. After the successful completion of the Tender Offer for Toyota Industries Shares and settlement thereof, Toyota plans to also conduct a tender offer for its own shares aimed at purchasing 1,192,330,920 shares of Toyota’s common stock held by Toyota Industries.
Note : The amount of the Preferred Shares Contribution is expected to be ¥706.0 billion.
Share repurchase, tender offer for own shares, and cancellation of treasury shares
Toyota determined, by way of a written resolution in lieu of a resolution of its board of directors as of June 3, 2025, that it plans to conduct a share repurchase, and a tender offer for its own shares (the “Tender Offer for Own Shares”) as the specific method for such repurchase, pursuant to Article 156 of the Companies Act, as applied by replacing certain terms under Article 165, Paragraph 3 of the same Act.
In addition, by way of the written resolution above, Toyota determined matters pertaining to the share repurchase through the Tender Offer for Own Shares, and also determined to cancel its treasury shares under Article 178 of the Companies Act.
If the number of shares tendered in the Tender Offer for Own Shares exceeds the number of shares Toyota intends to purchase, as a result of the subsequent adjustment to the unit numbers on a pro rata basis, the number of shares subject to the repurchase may exceed the number of shares Toyota intends to purchase. Therefore, the maximum number of shares to be purchased will be set at 1,192,331,020 shares, which is the number of shares Toyota intends to purchase plus one unit of shares (100 shares), and in the event of the successful completion and settlement of the Tender Offer for Toyota Industries Shares, Toyota plans to implement the Tender Offer for Own Shares as soon as practicable thereafter, subject to the resolution of the board of directors of Toyota to implement the Tender Offer for Own Shares. As of today, Toyota plans to commence the Tender Offer for Own Shares on or around the middle of January 2026.
Toyota plans to cancel 1,200,000,000 shares on the last day of the quarter in which the settlement of the Tender Offer for Own Shares is completed.
Concluded a definitive agreement for the business integration of MFTBC and Hino -
On June 10, 2025, Toyota, Daimler Truck AG, Mitsubishi Fuso Truck and Bus Corporation (“MFTBC”) and Hino concluded a definitive agreement for the business integration of MFTBC and Hino. Hino is expected to cease being a consolidated subsidiary of Toyota as of the effective date of this business integration (scheduled for April 1, 2026). However, management is currently evaluating the impact of this business integration on Toyota’s consolidated financial statements.